Share-Based Payments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Option Activity
The following tables present information concerning outstanding stock options issued:

Year ended	March 31, 2026		March 31, 2025
	Number of stock options	Weighted average exercise price (a)	Number of stock options	Weighted average exercise price (a)
		$		$
Beginning balance	3,547,141	3.32	4,337,271	3.27
Forfeited	(38,516)	3.25	(148,019)	3.31
Expired	(475,101)	3.17	(642,111)	3.02
Exercised	(52,632)	1.90	—	—
Ending balance	2,980,892	3.37	3,547,141	3.32
Exercisable at year end	2,664,025	3.34	2,588,471	3.34

(a) Following the delisting from Nasdaq, the Company converted the U.S. dollar exercise prices in Canadian dollars. Comparatives have also been presented on a combined basis.
14. SHARE-BASED PAYMENTS (CONT’D)

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following tables summarize the number of stock options outstanding, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2026		March 31, 2025
Exercise price range	Number of stock options	Weighted average remaining exercise period – in years	Number of stock options	Weighted average remaining exercise period – in years
$
1.90 to 2.55	456,000	4.23	563,632	4.76
2.56 to 2.96	120,000	0.25	285,000	0.71
2.97 to 3.30	1,360,342	5.21	1,561,959	6.10
3.31 to 3.95	664,300	2.67	714,300	3.62
3.96 to 4.55	380,250	2.59	422,250	3.47
	2,980,892	3.97	3,547,141	4.64

Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
The following table presents information concerning the outstanding number of DSUs for the respective years:

Year ended	March 31,
	2026	2025
Beginning balance	1,471,139	1,178,080
Granted to non-employee directors	300,395	400,696
Granted to employees (a)	251,967	—
Forfeited	(4,493)	—
Settled (b)	(256,191)	(107,637)
Ending balance	1,762,817	1,471,139

(a) Including 218,071 (2025 - nil) DSUs granted to key management personnel for a total fair value of $417,000 (2025 - nil).
(b) Including 256,191 DSUs settled and delivered to a non-employee director (2025 - 46,466 to a key management personnel).
The following table presents information concerning the outstanding number of RSUs for the respective years:

Year ended	March 31,
	2026	2025
Beginning balance	2,155,231	349,700
Granted (a)	1,871,311	1,935,286
Forfeited	(751,022)	(13,189)
Settled (b)	(116,567)	(116,566)
Ending balance	3,158,953	2,155,231

The following table presents information concerning the outstanding number of PSUs for the respective years:

Year ended	March 31,
	2026	2025
Beginning balance	3,072,867	2,156,527
Granted (a)	1,574,088	1,510,468
Forfeited	(852,512)	(504,416)
Settled (b)	—	(89,712)
Ending balance	3,794,443	3,072,867

(a) Including 1,256,774 (2025 - 1,199,142) PSUs granted to key management personnel for a total fair value of $2,862,000 (2025 - $1,980,000).
(b) Including 58,659 PSUs settled and delivered to key management personnel.

Summary of Share based Compensation
Total share-based compensation expense for the years ended March 31, 2026 and 2025 is summarized as follows:

Year ended	March 31,
	2026	2025
	$	$
Stock options	80	200
Share purchase plan – employer contribution	1,319	1,333
Share-based compensation granted on business acquisitions (a)	1,417	1,683
DSUs	1,400	722
RSUs	1,758	1,122
PSUs	841	283
	6,815	5,343

(a) For the year ended March 31, 2025, excludes the portion of the Datum contingent consideration adjustment to be settled in shares (note 20).